UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—1.3%
BHP Billiton Ltd.	1,913	$60,363
BHP Billiton Ltd. - ADR	26,500	1,668,440
Foster’s Group Ltd.	1,836,900	8,253,663
Woodside Petroleum Ltd.	167,100	6,404,468

		16,386,934

Austria—0.4%
OMV AG	125,100	4,963,965

Belgium—0.5%
Belgacom SA	187,300	6,709,790

Bermuda—1.1%
Allied World Assurance Co. Holdings Ltd.	76,900	3,342,074
Invesco Ltd.	209,200	4,131,700
Nabors Industries Ltd. (a)	229,300	3,902,686
RenaissanceRe Holdings Ltd.	52,900	2,658,225

		14,034,685

Brazil—1.4%
Banco Bradesco SA - ADR	78,400	1,236,368
BM&FBOVESPA SA	81,644	526,862
Cia Energetica de Minas Gerais - ADR	498,914	7,124,492
Petroleo Brasileiro SA ADR	216,100	8,911,964

		17,799,686

Canada—4.3%
Barrick Gold Corp.	266,700	9,308,520
Bombardier, Inc., Class B	1,385,200	4,912,011
Canadian Natural Resources Ltd.	57,900	3,496,581
Crescent Point Energy Corp.	162,100	5,266,651
EnCana Corp.	87,300	4,683,645
Husky Energy, Inc.	194,224	5,715,387
Petro-Canada	71,400	2,953,818
Potash Corp. of Saskatchewan, Inc.	25,400	2,362,454
Research In Motion Ltd. (a)	93,900	7,136,400
Royal Bank Of Canada	65,100	3,098,935
Toronto-Dominion Bank (The)	101,500	5,946,313

		54,880,715

Cayman Islands—0.5%
Herbalife Ltd.	178,000	6,124,980

China—1.7%
China Construction Bank Corp. Class H	11,563,200	9,287,453
China Life Insurance Co. Ltd. Class H	718,600	3,182,411
Guangzhou R&F Properties Co. Ltd.	322,792	708,794
Industrial & Commercial Bank of China	10,654,600	7,650,657
PICC Property & Casualty Co. Ltd. (a)	1,204,000	935,371

		21,764,686

Finland—1.1%
Fortum Oyj	178,700	4,141,844
Nokia Oyj	317,600	4,270,583
Wartsila Oyj B Shares	153,500	5,497,222

		13,909,649

France—4.0%
Alstom SA	124,500	8,549,151
AXA SA	178,000	3,757,272
BNP Paribas	86,400	6,273,597
Compagnie Generale des Etablissements Michelin Class B	130,900	9,449,455
Lafarge SA	744	53,747
PPR	49,800	5,546,548
Total SA	153,309	8,502,584
Unibail-Rodamco SE - REIT	18,800	3,284,281
Vivendi	228,154	5,848,388

		51,265,023

Germany—3.7%
Allianz SE	43,900	4,334,412
Deutche Boerse AG	26,700	2,112,863
Fresenius Medical Care AG & Co. KGaA	195,400	8,974,415
K+S AG	74,100	4,148,501
Linde AG	122,300	11,528,191

Common Stocks	Shares	Value

Germany— (concluded)
Salzgitter AG	61,500	$6,213,450
Software AG	14,426	1,079,045
Thyssenkrupp AG	260,198	7,995,082

		46,385,959

Hong Kong—3.2%
ASM Pacific Technology Ltd.	870,200	5,896,142
China Mobile Ltd.	501,000	5,257,231
Esprit Holdings Ltd.	321,945	2,318,387
Hong Kong Exchanges and Clearing Ltd.	233,200	4,378,805
Hongkong Electric Holdings Ltd.	1,071,500	5,908,393
Hutchison Whampoa Ltd.	1,219,600	9,116,251
Kerry Properties Ltd.	804,800	4,142,699
New World Development Ltd.	1,467,100	3,492,208

		40,510,116

India—0.1%
State Bank of India Ltd.	27,100	1,026,894

Indonesia—0.4%
Bank Negara Indonesia Persero Tbk PT	24,861,500	4,731,105

Israel—1.4%
Partner Communications Co. Ltd. - ADR (b)	919,900	17,349,314

Italy—1.6%
A2A SpA	2,183,534	3,976,378
Assicurazioni Generali SpA	81,268	1,852,158
Intesa Sanpaolo SpA	941,700	2,651,407
Paramalat SpA	2,656,900	6,642,935
UniCredit SpA (a)	1,747,925	5,100,473

		20,223,351

Japan—5.4%
Honda Motor Co. Ltd.	186,500	5,964,158
ITOCHU Corp.	969,400	7,213,961
Konica Minolta Holdings, Inc.	480,500	5,209,966
Mitsubishi Estate Co. Ltd.	142,000	2,356,910
Mitsubishi UFJ Financial Group, Inc.	907,200	5,540,431
Mitsui Fudosan Co. Ltd.	172,000	3,149,759
Mizuho Financial Group, Inc.	544,029	1,250,710
Nintendo Co. Ltd.	26,100	7,012,391
NSK Ltd.	923,000	4,979,382
Sumitomo Corp.	716,300	7,047,355
Sumitomo Mitsui Financial Group, Inc.	78,900	3,358,564
T&D Holdings, Inc.	42,500	1,240,491
Tokyo Electric Power Co., Inc. (The)	240,900	6,167,089
Toyota Motor Corp.	185,100	7,769,268

		68,260,435

Luxembourg—1.1%
ArcelorMittal NY Registered Shares	395,200	14,243,008

Malaysia—0.1%
Bumiputra-Commerce Holdings Bhd	246,700	755,341

Mexico—0.9%
Fomento Economico Mexicano SAB de CV - ADR	290,600	11,217,160

Netherlands—0.2%
ASML Holdings NV NY Registered Shares	79,200	2,059,992

Norway—1.5%
Orkla ASA	706,300	5,620,093
StatoilHdryo ASA	278,600	5,956,704
Yara International ASA	242,900	7,546,342

		19,123,139

Philippines—0.5%
Philippine Long Distance Telephone Co. - ADR	117,000	6,162,390

Singapore—1.8%
CapitaLand Ltd.	1,256,451	3,332,463
DBS Group Holdings Ltd.	403,000	3,887,336
Singapore Telecommunications Ltd.	4,424,755	10,753,478
United Overseas Bank Ltd.	448,000	5,499,187

		23,472,464

South Korea—0.1%
Samsung Electronics Co. Ltd.	2,700	1,589,778

1	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Spain—0.8%
Banco Santander SA	664,645	$9,624,711

Sweden—0.9%
Nordea Bank AB	740,700	7,164,748
Skanska AB B Shares	270,000	3,788,432

		10,953,180

Switzerland—3.0%
Alcon, Inc.	60,800	7,758,080
Nestle SA	347,999	14,300,828
Novartis AG	120,700	5,514,722
Syngenta AG	32,000	7,364,091
Transocean Ltd. (a)	14,700	1,171,443
Zurich Financial Services AG	11,368	2,232,425

		38,341,589

Taiwan—0.4%
Mega Financial Holding Co. Ltd.	1,584,800	824,709
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	466,130	4,880,381

		5,705,090

Thailand—0.2%
Bangkok Bank PCL	874,100	2,882,606

United Kingdom—8.0%
Barclays Plc (a)	709,400	3,605,860
Catlin Group Ltd.	452,320	2,335,462
De La Rue Plc	278,655	3,875,843
GlaxoSmithKline Plc	610,736	11,701,448
Hays Plc	2,877,200	4,579,854
HSBC Holdings Plc	974,830	9,864,161
Imperial Tobacco Group Plc	376,291	10,738,381
Next Plc	243,900	6,954,458
Persimmon Plc	556,200	4,183,507
Prudential Plc	695,400	5,207,702
Rio Tinto Plc - ADR	6,130	1,027,266
Royal Dutch Shell Plc, Class B	450,200	11,673,958
Standard Chartered Plc	201,708	4,788,709
Tesco Plc	606,200	3,713,217
Unilever Plc	467,700	12,328,062
Vodafone Group Plc	819,393	1,684,672
Vodafone Group Plc - ADR (b)	175,400	3,609,732

		101,872,292

United States—39.9%
3M Co.	115,000	8,109,800
Allstate Corp. (The)	58,200	1,566,162
Altera Corp.	395,100	7,384,419
Altria Group, Inc. (b)	603,500	10,579,355
Amerprise Financial, Inc.	102,600	2,852,280
Amgen, Inc. (a)(b)	255,600	15,926,436
Anadarko Petroleum Corp.	80,600	3,884,920
Analog Devices, Inc.	277,400	7,592,438
Apple, Inc. (a)	47,100	7,695,669
Applied Materials, Inc.	516,700	7,130,460
AvalonBay Communities, Inc. - REIT (b)	41,520	2,416,464
Bank of New York Mellon Corp. (The)	150,000	4,101,000
BJ Services Co.	312,300	4,428,414
Boston Properties, Inc. - REIT	49,300	2,607,970
Bristol-Myers Squibb Co.	239,600	5,208,904
Broadcom Corp. (a)	312,300	8,816,229
Campbell Soup Co.	170,000	5,275,100
CBS Corp. Class B	620,600	5,082,714
Charles Schwab Corp. (The)	195,400	3,491,798
Chevron Corp.	195,100	13,553,597
Cisco Systems, Inc. (a)	436,000	9,596,360
Colgate-Palmolive Co.	66,700	4,831,748
Comcast Corp. Class A	448,800	6,669,168
Corning, Inc.	192,200	3,267,400
CSX Corp.	196,900	7,899,628
CVS Caremark Corp.	142,900	4,784,292
Dominion Resources, Inc.	177,600	6,002,880
eBay, Inc. (a)	337,300	7,167,625
EOG Resources, Inc.	61,000	4,515,830

Common Stocks	Shares	Value

United States— (concluded)
Exxon Mobil Corp.	35,000	$2,463,650
FPL Group, Inc.	59,400	3,366,198
Freeport-McMoRan Copper & Gold, Inc.	115,700	6,976,710
General Electric Co.	309,200	4,143,280
Genzyme Corp. (a)	108,100	5,609,309
Goldman Sachs Group, Inc. (The)	44,300	7,234,190
Google, Inc. Class A (a)	20,800	9,215,440
Greenhill & Co., Inc.	73,400	5,528,488
H.J. Heinz Co.	154,400	5,938,224
Halliburton Co.	276,100	6,099,049
Helmerich & Payne, Inc.	158,300	5,439,188
Hewlett-Packard Co.	178,200	7,716,060
Hudson City Bancorp, Inc.	95,200	1,338,512
Intel Corp. (b)	489,800	9,428,650
IntercontinentalExchange, Inc. (a)	26,200	2,464,372
International Business Machines Corp.	76,000	8,962,680
International Paper Co.	373,900	7,033,059
J.M. Smucker Co. (The)	121,237	6,065,487
JPMorgan Chase & Co.	223,300	8,630,545
KeyCorp	170,500	985,490
Kohl’s Corp. (a)(b)	123,600	6,000,780
Lincoln National Corp.	38,200	809,458
Marathon Oil Corp.	160,000	5,160,000
McDonald’s Corp.	121,000	6,662,260
Medco Health Solutions, Inc. (a)	154,700	8,177,442
Medtronic, Inc.	218,300	7,732,186
MetLife, Inc.	40,800	1,385,160
Microsoft Corp. (b)	404,300	9,509,136
Molson Coors Brewing Co. Class B	136,100	6,153,081
Morgan Stanley	108,700	3,097,950
Motorola, Inc.	365,500	2,616,980
Newmont Mining Corp.	183,000	7,567,050
Nucor Corp. (b)	142,900	6,354,763
Occidental Petroleum Corp.	105,000	7,490,700
Oracle Corp.	141,000	3,120,330
Peabody Energy Corp.	160,200	5,304,222
PepsiCo, Inc.	135,400	7,683,950
Pfizer, Inc.	849,500	13,532,535
Procter & Gamble Co. (The) (b)	75,799	4,207,603
QUALCOMM, Inc.	145,500	6,723,555
Qwest Communications International, Inc.	2,188,500	8,447,610
State Street Corp.	87,500	4,401,250
Suntrust Banks, Inc.	148,100	2,887,950
T. Rowe Price Group, Inc.	77,700	3,629,367
Target Corp.	178,700	7,794,894
TCF Financial Corp.	220,000	3,110,800
Texas Instruments, Inc.	343,300	8,256,365
The Walt Disney Co.	270,100	6,784,912
U.S. Bancorp	195,500	3,990,155
Union Pacific Corp. (b)	130,000	7,477,600
Valero Energy Corp.	290,000	5,220,000
Wal-Mart Stores, Inc.	133,400	6,653,992
Wells Fargo & Co.	216,700	5,300,482
Wyeth	94,400	4,394,320
XTO Energy, Inc.	108,000	4,344,840
Yum! Brands, Inc.	226,100	8,017,506

		507,078,825

Total Long-Term Investments (Cost—$1,141,546,752)—91.5%		1,161,408,852

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.29%(c)(d)	53,325,635	53,325,635

Total Short-Term Securities (Cost—$53,325,635)—4.2%		53,325,635

Total Investments Before Outstanding Options Written (Cost—$1,194,872,387*)—95.7%		1,214,734,487

JULY 31, 2009	2

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(1.2)%
3M Co., Strike Price $65, Expires 8/24/09	(575)	$(330,625)
Alcon, Inc., Strike Price $105, Expires 8/24/09	(130)	(297,050)
Alcon, Inc., Strike Price $95, Expires 8/24/09	(235)	(756,700)
Allied World Assurance Co. Holdings Ltd., Strike Price $40, Expires 8/24/09	(130)	(48,750)
Allstate Corp. (The), Strike Price $26, Expires 8/24/09	(350)	(57,750)
Altera Corp., Strike Price $17, Expires 8/24/09	(770)	(134,750)
Altera Corp., Strike Price $17.50, Expires 9/21/09	(1,600)	(256,000)
Altria Group, Inc., Strike Price $17, Expires 8/24/09	(3,260)	(220,050)
Amerprise Financial, Inc., Strike Price $25, Expires 8/24/09	(610)	(189,100)
Amgen, Inc., Strike Price $57.50, Expires 8/24/09	(170)	(97,750)
Amgen, Inc., Strike Price $60, Expires 8/24/09	(1,360)	(523,600)
Anadarko Petroleum Corp., Strike Price $49, Expires 8/24/09	(490)	(73,500)
Analog Devices, Inc., Strike Price $25, Expires 8/24/09	(600)	(156,000)
Apple, Inc., Strike Price $145, Expires 8/24/09	(275)	(521,125)
Applied Materials, Inc., Strike Price $12, Expires 8/24/09	(450)	(83,250)
ArcelorMittal NY Registered Shares, Strike Price $35, Expires 8/24/09	(680)	(154,700)
ArcelorMittal NY Registered Shares, Strike Price $39, Expires 9/21/09	(505)	(73,225)
ASMLHolding NV NY Registered Shares, Strike Price $25, Expires 9/21/09	(470)	(88,125)
AvalonBay Communities, Inc. - REIT, Strike Price $60, Expires 8/24/09	(180)	(27,000)
AvalonBay Communities, Inc. - REIT, Strike Price $65, Expires 8/24/09	(65)	(2,112)
Banco Bradesco SA - ADR, Strike Price $15, Expires 9/21/09	(380)	(52,250)
Barrick Gold Corp., Strike Price $36, Expires 8/24/09	(1,600)	(124,000)
BHP Billiton Ltd. - ADR, Strike Price $65, Expires 11/23/09	(48)	(23,040)
BJ Services Co., Strike Price $15, Expires 9/21/09	(1,870)	(121,550)
Bombardier, Inc. Class B, Strike Price 3.50 CAD, Expires 8/24/09	(4,150)	(119,424)
Bristol-Myers Squibb Co., Strike Price $21, Expires 8/24/09	(1,060)	(105,470)
Canadian Natural Resources Ltd., Strike Price $55, Expires 8/24/09	(345)	(217,350)
Charles Schwab Corp. (The), Strike Price $17.50, Expires 9/21/09	(270)	(28,350)
Charles Schwab Corp. (The), Strike Price $18, Expires 8/24/09	(900)	(40,500)
Chevron Corp., Strike Price $70, Expires 8/24/09	(750)	(90,000)
Cisco Systems, Inc., Strike Price $20, Expires 8/24/09	(320)	(69,280)
Cisco Systems, Inc., Strike Price $21, Expires 8/24/09	(1,900)	(257,450)
Colgate-Palmolive Co., Strike Price $75, Expires 11/23/09	(400)	(98,000)
Comcast Corp. Class A, Strike Price $15, Expires 9/21/09	(2,700)	(216,000)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (continued)
Corning, Inc., Strike Price $16, Expires 8/24/09	(1,150)	$(140,875)
CSX Corp., Strike Price $39, Expires 8/24/09	(1,190)	(243,950)
CVS Caremark Corp., Strike Price $32.50, Expires 8/24/09	(865)	(136,238)
eBay, Inc., Strike Price $19, Expires 8/24/09	(2,000)	(469,000)
EnCana Corp., Strike Price $55, Expires 8/24/09	(210)	(25,200)
EOG Resources, Inc., Strike Price $75, Expires 9/21/09	(360)	(133,200)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price $35, Expires 9/21/09	(820)	(303,400)
FPL Group, Inc., Strike Price $60, Expires 8/24/09	(200)	(4,500)
Freeport-McMoRan Copper & Gold, Inc., Strike Price $50, Expires 11/23/09	(467)	(623,445)
Freeport-McMoRan Copper & Gold, Inc., Strike Price $50, Expires 8/24/09	(160)	(169,600)
Freeport-McMoRan Copper & Gold, Inc., Strike Price $55, Expires 8/24/09	(530)	(335,225)
General Electric Co., Strike Price $12, Expires 8/24/09	(1,150)	(170,200)
General Electric Co., Strike Price $13, Expires 8/24/09	(700)	(49,000)
Genzyme Corp., Strike Price $57.50 Expires 8/24/09	(330)	(9,075)
Genzyme Corp., Strike Price $60, Expires 8/24/09	(36)	(450)
Goldman Sachs Group, Inc. (The), Strike Price $150, Expires 8/24/09	(72)	(100,080)
Goldman Sachs Group, Inc. (The), Strike Price $155, Expires 8/24/09	(241)	(233,770)
Google, Inc., Strike Price $420, Expires 9/21/09	(60)	(195,900)
Google, Inc., Strike Price $430, Expires 8/24/09	(65)	(122,850)
Greenhill & Co., Inc., Strike Price $75, Expires 8/24/09	(350)	(92,750)
Greenhill & Co., Inc., Strike Price $80, Expires 9/21/09	(150)	(28,500)
H.J. Heinz Co., Strike Price $36, Expires 9/21/09	(930)	(265,050)
Helmerich & Payne, Inc., Strike Price $35, Expires 8/24/09	(955)	(109,825)
Hewlett-Packard Co., Strike Price $37.50, Expires 8/24/09	(600)	(354,000)
Hewlett-Packard Co., Strike Price $39, Expires 8/24/09	(400)	(182,000)
Hewlett-Packard Co., Strike Price $42, Expires 9/21/09	(100)	(26,000)
Intel Corp., Strike Price $19, Expires 9/21/09	(1,320)	(122,100)
IntercontinentalExchange, Inc., Strike Price $100, Expires 9/21/09	(195)	(94,575)
International Paper Co., Strike Price $19, Expires 8/24/09	(2,245)	(173,988)
J.M. Smucker Co. (The), Strike Price $50, Expires 9/21/09	(260)	(51,350)
JPMorgan Chase & Co., Strike Price $38, Expires 8/24/09	(946)	(131,494)
KeyCorp, Strike Price $6, Expires 8/24/09	(1,705)	(42,625)
Kohl’s Corp., Strike Price $46, Expires 8/24/09	(450)	(157,500)
Kohl’s Corp., Strike Price $48, Expires 8/24/09	(280)	(62,300)
Lincoln National Corp., Strike Price $20, Expires 9/21/09	(230)	(60,950)

3	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (continued)
Marathon Oil Corp., Strike Price $31, Expires 8/24/09	(1,000)	$(175,000)
McDonald’s Corp., Strike Price $60, Expires 9/21/09	(510)	(10,200)
Medtronic, Inc., Strike Price $35, Expires 8/24/09	(690)	(75,900)
Medtronic, Inc., Strike Price $36, Expires 8/24/09	(615)	(36,900)
MetLife, Inc., Strike Price $32, Expires 8/24/09	(100)	(26,500)
MetLife, Inc., Strike Price $33, Expires 8/24/09	(150)	(29,250)
Microsoft Corp., Strike Price $25, Expires 8/24/09	(660)	(8,910)
Microsoft Corp., Strike Price $26, Expires 9/21/09	(625)	(11,250)
Molson Coors Brewing Co. Class B, Strike Price $45, Expires 8/24/09	(810)	(131,625)
Motorola, Inc., Strike Price $7, Expires 10/19/09	(2,200)	(150,700)
Nabors Industries Ltd., Strike Price $17.50, Expires 8/24/09	(460)	(27,600)
Newmont Mining Corp., Strike Price $44, Expires 8/24/09	(430)	(21,070)
Newmont Mining Corp., Strike Price $45, Expires 8/24/09	(645)	(19,995)
Occidental Petroleum Corp., Strike Price $70, Expires 8/24/09	(1,050)	(320,250)
Peabody Energy Corp., Strike Price $35, Expires 8/24/09	(1,602)	(112,140)
PepsiCo, Inc., Strike Price $57.50, Expires 8/24/09	(810)	(60,750)
Petroleo Brasileiro SA - ADR, Strike Price $43, Expires 9/21/09	(2,161)	(367,370)
Pfizer, Inc., Strike Price $15, Expires 9/21/09	(1,240)	(141,360)
Pfizer, Inc., Strike Price $16, Expires 9/21/09	(384)	(21,120)
Potash Corp. of Saskatchewan, Inc., Strike Price $100, Expires 8/24/09	(49)	(7,840)
QUALCOMM, Inc., Strike Price $47, Expires 8/24/09	(880)	(73,040)
RenaissanceRe Holdings Ltd., Strike Price $50, Expires 9/21/09	(255)	(54,825)
Research In Motion Ltd., Strike Price $75, Expires 8/24/09	(135)	(44,887)
Research In Motion Ltd., Strike Price $80, Expires 8/24/09	(345)	(43,470)
Research In Motion Ltd., Strike Price $85, Expires 9/21/09	(30)	(5,130)
Rio Tinto Plc - ADR, Strike Price $175, Expires 10/19/09	(8)	(9,280)
Rio Tinto Plc - ADR, Strike Price $190, Expires 8/24/09	(5)	(4,075)
Royal Bank of Canada, Strike Price 46 CAD, Expires 8/22/09	(71)	(34,767)
Royal Bank of Canada, Strike Price 48 CAD, Expires 9/19/09	(180)	(56,394)
Royal Bank of Canada, Strike Price 50 CAD, Expires 8/22/09	(150)	(25,064)
State Street Corp., Strike Price $50, Expires 9/21/09	(524)	(158,510)
Suncor Energy, Inc., Strike Price $45, Expires 9/21/09	(426)	(54,315)
SunTrust Banks, Inc., Strike Price $17, Expires 8/24/09	(444)	(117,660)
SunTrust Banks, Inc., Strike Price $18, Expires 8/24/09	(444)	(82,140)
T. Rowe Price Group, Inc., Strike Price $45, Expires 9/21/09	(470)	(164,500)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (concluded)
Target Corp., Strike Price $42, Expires 9/21/09	(570)	$(176,700)
Target Corp., Strike Price $43, Expires 8/24/09	(500)	(91,500)
TCF Financial Corp., Strike Price $15, Expires 9/21/09	(330)	(19,800)
Texas Instruments, Inc., Strike Price $23, Expires 8/24/09	(400)	(54,600)
Texas Instruments, Inc., Strike Price $24, Expires 9/21/09	(1,650)	(193,875)
Toronto-Dominion Bank (The), Strike Price 60 CAD, Expires 8/24/09	(605)	(206,393)
Transocean, Ltd., Strike Price $85, Expires 11/23/09	(147)	(67,620)
U.S. Bancorp, Strike Price $19, Expires 8/24/09	(570)	(91,200)
U.S. Bancorp, Strike Price $20, Expires 9/21/09	(254)	(32,385)
Union Pacific Corp., Strike Price $60, Expires 8/24/09	(780)	(62,400)
Valero Energy Corp., Strike Price $17, Expires 8/24/09	(1,735)	(209,935)
Vodafone Group Plc - ADR, Strike Price $20, Expires 9/21/09	(900)	(108,000)
Wal-Mart Stores, Inc., Strike Price $50, Expires 8/24/09	(265)	(21,200)
Wal-Mart Stores, Inc., Strike Price $50, Expires 9/21/09	(535)	(69,818)
Walt Disney Co. (The), Strike Price $24, Expires 8/24/09	(810)	(117,450)
Wells Fargo & Co., Strike Price $27, Expires 8/24/09	(1,305)	(19,575)
Wyeth, Strike Price $45, Expires 8/24/09	(190)	(37,050)
XTO Energy, Inc., Strike Price $42, Expires 9/21/09	(640)	(96,000)
Yum! Brands, Inc., Strike Price $35, Expires 8/24/09	(612)	(70,380)

Total Exchange-Traded Call Options Written		(15,504,459)

Exchange-Traded Put Options Written—(0.0)%
Amgen, Inc., Strike Price $57.50, Expires 8/24/09	(1,739)	(153,902)
Exxon Mobil Corp., Strike Price $60, Expires 8/24/09	(875)	(5,687)
Goldman Sachs Group, Inc. (The), Strike Price $140, Expires 8/24/09	(121)	(2,843)
Greenhill & Co., Inc., Strike Price $70, Expires 8/24/09	(165)	(14,025)
iShares MSCI EAFE Index Fund, Strike Price $43, Expires 8/24/09	(911)	(6,832)
iShares MSCI Emerging Markets Index, Strike Price $29, Expires 8/24/09	(574)	(5,166)
KeyCorp, Strike Price $5, Expires 8/24/09	(1,705)	(12,788)
Oracle Corp., Strike Price $21, Expires 8/24/09	(1,680)	(29,400)
Wyeth, Strike Price $45, Expires 8/24/09	(11)	(605)

Total Exchange-Traded Put Options Written		(231,248)

Over-the-Counter Call Options Written—(1.9)%
A2A SpA, Strike Price 1.28 EUR, Expires 9/02/09, Broker UBS Securities LLC	(398,746)	(3,279)
Allianz SE, Strike Price 73 EUR, Expires 9/02/09, Broker Morgan Stanley & Co., Inc.	(26,300)	(55,968)
Allied World Assurance Co. Holdings Ltd., Strike Price $43.15, Expires 9/03/09, Broker Credit Suisse First Boston	(33,000)	(58,194)
Alstom SA, Strike Price 42.88 EUR, Expires 8/06/09, Broker Morgan Stanley & Co., Inc.	(22,900)	(173,738)

JULY 31, 2009	4

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Alstom SA, Strike Price 46.90 EUR, Expires 8/26/09, Broker Credit Suisse First Boston	(51,800)	$(185,759)
Analog Devices, Inc., Strike Price $26, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(105,900)	(206,813)
Applied Materials, Inc., Strike Price $12, Expires 8/17/09, Broker Goldman Sachs & Co.	(135,000)	(245,219)
Applied Materials, Inc., Strike Price $13.17, Expires 9/11/09, Broker Morgan Stanley & Co., Inc.	(130,000)	(112,537)
ASM Pacific Technology Ltd., Strike Price 45.45 HKD, Expires 8/10/09, Broker JPMorgan Chase Securities	(138,000)	(126,943)
ASM Pacific Technology Ltd., Strike Price 50.42 HKD, Expires 8/26/09, Broker JPMorgan Chase Securities	(500,800)	(263,615)
Assicurazioni Generali SpA, Strike Price 16.08 EUR, Expires 8/26/09, Broker UBS Securities LLC	(48,900)	(20,982)
AXA SA, Strike Price 14.38 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(96,400)	(126,120)
AXA SA, Strike Price 15.24 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(10,300)	(7,361)
Banco Bradesco SA - ADR, Strike Price $15.39, Expires 8/21/09, Broker Credit Suisse First Boston	(8,900)	(7,062)
Banco Santander SA, Strike Price 8.60 EUR, Expires 8/19/09, Broker Morgan Stanley & Co., Inc.	(145,500)	(324,204)
Banco Santander SA, Strike Price 9.54 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(253,500)	(260,090)
Barclays Plc, Strike Price 3.19 GBP, Expires 8/26/09, Broker Goldman Sachs & Co.	(425,000)	(51,547)
Belgacom SA, Strike Price 24.12 EUR, Expires 8/19/09, Broker Morgan Stanley & Co., Inc.	(112,500)	(166,322)
BJ Services Co., Strike Price $16.25, Expires 8/21/09, Broker Goldman Sachs & Co.	(125,300)	(6,582)
BM&FBOVESPA SA, Strike Price $12.46, Expires 8/14/09, Broker Deutsche Bank Securities	(49,000)	(9,457)
BNP Paribas, Strike Price 52.44 EUR, Expires 9/02/09, Broker Morgan Stanley & Co., Inc.	(51,900)	(115,406)
Boston Properties, Inc. - REIT, Strike Price $52, Expires 8/22/09, Broker Barclays Capital, Inc.	(296)	(72,520)
Bristol-Myers Squibb Co., Strike Price $20.50, Expires 11/03/09, Broker Citigroup Global Markets	(52,000)	(83,767)
Broadcom Corp., Strike Price $24, Expires 8/07/09, Broker JPMorgan Chase Securities	(183,000)	(824,486)
Campbell Soup Co., Strike Price $28.65, Expires 8/28/09, Broker Credit Suisse First Boston	(170,000)	(436,900)
CapitaLand Ltd., Strike Price 3.94 SGD, Expires 8/26/09, Broker JPMorgan Chase Securities	(690,000)	(79,101)
Catlin Group Ltd., Strike Price 3.17 GBP, Expires 8/18/09, Broker Credit Suisse First Boston	(96,400)	(10,493)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Catlin Group Ltd., Strike Price 3.25 GBP, Expires 8/18/09, Broker Morgan Stanley & Co., Inc.	(175,100)	$(12,895)
CBS Corp. Class B, Strike Price $9.57, Expires 8/10/09, Broker Morgan Stanley & Co., Inc.	(372,500)	(481)
Chevron Corp., Strike Price $67.06, Expires 8/28/09, Broker Morgan Stanley & Co., Inc.	(69,500)	(207,533)
China Construction Bank Corp. Class H, Strike Price 5.87 HKD, Expires 8/18/09, Broker Credit Suisse First Boston	(618,000)	(34,502)
China Construction Bank Corp. Class H, Strike Price 6.22 HKD, Expires 8/26/09, Broker Deutsche Bank Securities	(6,319,000)	(220,176)
China Life Insurance Co. Ltd. Class H, Strike Price 31.72 HKD, Expires 8/18/09, Broker Credit Suisse First Boston	(432,000)	(157,992)
China Mobile Ltd., Strike Price 76.58 HKD, Expires 8/17/09, Broker Credit Suisse First Boston	(52,500)	(37,756)
China Mobile Ltd., Strike Price 79.45 HKD, Expires 8/26/09, Broker JPMorgan Chase Securities	(231,500)	(126,487)
Cia Energetica de Minas Gerais - ADR, Strike Price $13.84, Expires 8/04/09, Broker Morgan Stanley & Co., Inc.	(69,200)	(44,421)
Cia Energetica de Minas Gerais - ADR, Strike Price $13.97, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(49,500)	(33,587)
Cia Energetica de Minas Gerais - ADR, Strike Price $14, Expires 8/21/09, Broker Goldman Sachs & Co.	(71,875)	(47,384)
Cisco Systems, Inc., Strike Price $19.90, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(40,000)	(84,400)
Compagnie Generale des Etablissements Michelin Class B, Strike Price 39.50 EUR, Expires 8/18/09, Broker Morgan Stanley & Co., Inc.	(24,300)	(386,983)
Compagnie Generale des Etablissements Michelin Class B, Strike Price 42.82 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(54,200)	(619,252)
Crescent Point Energy Corp., Strike Price 36.68 CAD, Expires 11/03/09, Broker Goldman Sachs & Co.	(97,300)	(110,699)
DBS Group Holdings Ltd., Strike Price 12.48 SGD, Expires 8/28/09, Broker JPMorgan Chase Securities	(221,000)	(232,380)
De La Rue Plc, Strike Price 8.76 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(67,800)	(8,411)
De La Rue Plc, Strike Price 8.86 GBP, Expires 8/18/09, Broker Morgan Stanley & Co., Inc.	(53,700)	(2,916)
De La Rue Plc, Strike Price 8.97 GBP, Expires 8/05/09, Broker Morgan Stanley & Co., Inc.	(157,100)	(112)
Deutche Borse AG, Strike Price 60.21 EUR, Expires 8/26/09, Broker Credit Suisse First Boston	(15,900)	(17,870)
Dominion Resources, Inc., Strike Price $34.24, Expires 8/28/09, Broker UBS Securities LLC	(106,500)	(78,577)
EnCana Corp., Strike Price $53.60, Expires 11/03/09, Broker UBS Securities LLC	(21,000)	(63,750)
EnCana Corp., Strike Price $55, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(10,200)	(7,713)

5	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Esprit Holdings Ltd., Strike Price 51.68 HKD, Expires 8/18/09, Broker JPMorgan Chase Securities	(62,000)	$(38,605)
Esprit Holdings Ltd., Strike Price 56.14 HKD, Expires 8/26/09, Broker Deutsche Bank Securities	(122,700)	(43,427)
Exxon Mobil Corp., Strike Price $75.31, Expires 8/28/09, Broker Citigroup Global Markets	(35,000)	(13,869)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price $32.50, Expires 8/21/09, Broker Credit Suisse First Boston	(92,500)	(565,818)
Fortum Oyj, Strike Price 16.81 EUR, Expires 8/26/09, Broker Credit Suisse First Boston	(178,700)	(86,605)
Foster’s Group Ltd., Strike Price 5.49 AUD, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(1,102,500)	(112,425)
FPL Group, Inc., Strike Price $56.94, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(22,400)	(30,501)
Fresenius Medical Care AG & Co. KGaA, Strike Price 32.26 EUR, Expires 9/02/09, Broker Credit Suisse First Boston	(92,700)	(122,063)
Fresenius Medical Care AG & Co. KGaA, Strike Price 32.56 EUR, Expires 8/05/09, Broker Morgan Stanley & Co., Inc.	(24,600)	(9,340)
GlaxoSmithKline Plc, Strike Price 10.86 GBP, Expires 8/19/09, Broker JPMorgan Chase Securities	(145,800)	(150,480)
Halliburton Co., Strike Price $23.50, Expires 8/21/09, Broker Credit Suisse First Boston	(165,500)	(40,215)
Hays Plc, Strike Price 0.91 GBP, Expires 9/09/09, Broker Morgan Stanley & Co., Inc.	(719,000)	(83,890)
Hays Plc, Strike Price 0.91 GBP, Expires 9/16/09, Broker Morgan Stanley & Co., Inc.	(719,000)	(88,524)
Herbalife Ltd., Strike Price $21.25, Expires 8/21/09, Broker Goldman Sachs & Co.	(178,000)	(2,369,180)
Hong Kong Exchanges and Clearing Ltd., Strike Price 135.22 HKD, Expires 8/26/09, Broker Credit Suisse First Boston	(139,900)	(247,467)
Hongkong Electric Holdings Ltd., Strike Price 44.09 HKD, Expires 8/10/09, Broker Credit Suisse First Boston	(537,000)	(4,969)
HSBC Holdings Plc, Strike Price 5.75 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(584,204)	(385,116)
Hudson City Bancorp, Inc., Strike Price $13.31, Expires 8/20/09, Broker Credit Suisse First Boston	(57,000)	(43,605)
Husky Energy, Inc., Strike Price 32 CAD, Expires 8/21/09, Broker Citigroup Global Markets	(68,000)	(35,367)
Hutchison Whampoa Ltd., Strike Price 50.39 HKD, Expires 8/18/09, Broker JPMorgan Chase Securities	(610,000)	(599,671)
Imperial Tobacco Group Plc, Strike Price 16.46 GBP, Expires 8/20/09, Broker JPMorgan Chase Securities	(320,900)	(382,338)
Imperial Tobacco Group Plc, Strike Price 16.60 GBP, Expires 8/06/09, Broker Citigroup Global Markets	(55,300)	(47,449)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Industrial & Commercial Bank of China, Strike Price 5.26 HKD, Expires 8/18/09, Broker Credit Suisse First Boston	(3,796,000)	$(179,284)
Industrial & Commercial Bank of China, Strike Price 5.40 HKD, Expires 8/10/09, Broker Credit Suisse First Boston	(2,596,000)	(79,303)
Intel Corp., Strike Price $16.77, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(160,000)	(435,200)
Intel Corp., Strike Price $17.47, Expires 8/28/09, Broker Morgan Stanley & Co., Inc.	(75,000)	(156,955)
International Business Machines Corp., Strike Price $111.30, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(64,100)	(481,829)
International Business Machines Corp., Strike Price $116.96, Expires 9/03/09, Broker Morgan Stanley & Co., Inc.	(5,000)	(20,879)
Intesa Sanpaolo SpA, Strike Price 1.80 EUR, Expires 8/06/09, Broker Morgan Stanley & Co., Inc.	(386,000)	(97,910)
Intesa Sanpaolo SpA, Strike Price 1.91 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(181,000)	(16,971)
Invesco Ltd., Strike Price $19.51, Expires 9/11/09, Broker Morgan Stanley & Co., Inc.	(126,000)	(138,314)
J.M. Smucker Co., Strike Price $50.26, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(46,700)	(81,683)
JPMorgan Chase & Co., Strike Price $36.50, Expires 8/21/09, Broker Citigroup Global Markets	(39,000)	(99,439)
K+S AG, Strike Price 39.35 EUR, Expires 8/18/09, Broker Credit Suisse First Boston	(59,300)	(101,854)
Kerry Properties Ltd., Strike Price 40.25 HKD, Expires 8/26/09, Broker JPMorgan Chase Securities	(483,000)	(140,417)
Linde AG, Strike Price 58.71 EUR, Expires 8/19/09, Broker BNP Paribas	(46,900)	(508,267)
Linde AG, Strike Price 61 EUR, Expires 8/18/09, Broker Deutsche Bank Securities	(26,500)	(209,213)
McDonald’s Corp., Strike Price $60, Expires 8/21/09, Broker Goldman Sachs & Co.	(27,500)	(1,461)
Medco Health Solutions, Inc., Strike Price $49, Expires 8/13/09, Broker UBS Securities LLC	(930)	(392,091)
Microsoft Corp., Strike Price $21.47, Expires 8/10/09, Broker Goldman Sachs & Co.	(80,000)	(196,034)
Microsoft Corp., Strike Price $24, Expires 8/26/09, Broker Deutsche Bank Securities	(32,000)	(21,724)
Mitsubishi Estate Co. Ltd., Strike Price 1,726.92 JPY, Expires 8/10/09, Broker Goldman Sachs & Co.	(86,000)	(6,918)
Mitsubishi UFJ Financial Group, Strike Price 550.80 JPY, Expires 8/18/09, Broker Deutsche Bank Securities	(544,000)	(231,283)
Mitsui Fudosan Co. Ltd., Strike Price 1,832.60 JPY, Expires 8/10/09, Broker JPMorgan Chase Securities	(103,000)	(22,190)
Mizuho Financial Group, Inc., Strike Price 198.47 JPY, Expires 8/18/09, Broker Deutsche Bank Securities	(326,400)	(73,551)

JULY 31, 2009	6

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Morgan Stanley Dean Witter Discover, Strike Price $30.42, Expires 11/03/09, Broker Credit Suisse First Boston	(65,000)	$(109,885)
Nabors Industries Ltd., Strike Price $18.50, Expires 11/03/09, Broker Credit Suisse First Boston	(91,800)	(91,381)
Nestle SA, Strike Price 44.40 CHF, Expires 8/26/09, Broker Credit Suisse First Boston	(208,200)	(135,753)
New World Development, Strike Price 16.01 HKD, Expires 8/26/09, Broker Credit Suisse First Boston	(840,000)	(298,535)
Next Plc, Strike Price 16.74 GBP, Expires 8/26/09, Broker Citigroup Global Markets	(153,000)	(185,907)
Nokia Oyj, Strike Price 9.23 EUR, Expires 8/26/09, Broker UBS Securities LLC	(189,000)	(171,763)
Nordea Bank AB, Strike Price 60.72 SEK, Expires 8/19/09, Broker BNP Paribas	(179,000)	(225,513)
Nordea Bank AB, Strike Price 68.67 SEK, Expires 9/02/09, Broker Morgan Stanley & Co., Inc.	(265,400)	(124,834)
Novartis AG, Strike Price 48.29 CHF, Expires 8/26/09, Broker UBS Securities LLC	(28,100)	(31,166)
Novartis AG, Strike Price 48.61 CHF, Expires 9/09/09, Broker UBS Securities LLC	(92,600)	(98,186)
NSK Ltd., Strike Price 551.95 JPY, Expires 9/15/09, Broker JPMorgan Chase Securities	(275,000)	(68,063)
Nucor Corp., Strike Price $49, Expires 8/21/09, Broker UBS Securities LLC	(85,000)	(8,585)
OMV AG, Strike Price 28.06 EUR, Expires 8/26/09, Broker UBS Securities LLC	(125,100)	(263,325)
Oracle Corp., Strike Price $23, Expires 11/03/09, Broker Deutsche Bank Securities	(84,000)	(92,536)
Orkla ASA, Strike Price 47.93 NOK, Expires 8/06/09, Broker UBS Securities LLC	(8,000)	(1,839)
Orkla ASA, Strike Price 49.73 NOK, Expires 8/26/09, Broker Goldman Sachs & Co.	(415,800)	(103,465)
Paramalat SpA, Strike Price 1.80 EUR, Expires 8/26/09, Broker Goldman Sachs & Co.	(1,594,000)	(2,144)
Persimmon Plc, Strike Price 4.10 GBP, Expires 8/19/09, Broker UBS Securities LLC	(106,500)	(79,988)
Persimmon Plc, Strike Price 4.25 GBP, Expires 8/19/09, Broker UBS Securities LLC	(120,000)	(66,753)
Persimmon Plc, Strike Price 4.26 GBP, Expires 9/16/09, Broker Goldman Sachs & Co.	(106,500)	(72,983)
Pfizer, Inc., Strike Price $15.14, Expires 8/17/09, Broker Citigroup Global Markets	(687,000)	(663,312)
Philippine Long Distance Telephone Co. - ADR, Strike Price $51.16, Expires 9/11/09, Broker UBS Securities LLC	(70,000)	(124,382)
PICC Property & Casualty Co. Ltd., Strike Price 6.53 HKD, Expires 9/15/09, Broker JPMorgan Chase Securities	(722,000)	(27,182)
Potash Corp. of Saskatchewan, Inc., Strike Price $104.40, Expires 8/20/09, Broker UBS Securities LLC	(20,500)	(16,068)
PPR, Strike Price 57.98 EUR, Expires 8/19/09, Broker JPMorgan Chase Securities	(9,800)	(281,790)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
PPR, Strike Price 64 EUR, Expires 9/18/09, Broker UBS Securities LLC	(89)	$(183,612)
PPR, Strike Price 64.99 EUR, Expires 9/02/09, Broker Citigroup Global Markets	(11,200)	(211,835)
Procter & Gamble Co. (The), Strike Price $56.53, Expires 8/31/09, Broker Goldman Sachs & Co.	(45,400)	(70,203)
Prudential Plc, Strike Price 4.20 GBP, Expires 9/02/09, Broker UBS Securities LLC	(417,800)	(270,084)
Qwest Communications International, Inc., Strike Price $4.44, Expires 9/11/09, Broker UBS Securities LLC	(1,313,000)	(211,012)
Research In Motion Ltd., Strike Price $83.22, Expires 8/07/09, Broker Morgan Stanley & Co., Inc.	(19,300)	(3,802)
Royal Dutch Shell Plc, Strike Price 14.91 GBP, Expires 8/20/09, Broker JPMorgan Chase Securities	(30,500)	(31,899)
Royal Dutch Shell Plc, Strike Price 16.47 GBP, Expires 8/19/09, Broker Deutsche Bank Securities	(158,000)	(13,866)
Salzgitter AG, Strike Price 71.91 EUR, Expires 9/09/09, Broker Credit Suisse First Boston	(36,900)	(181,913)
Samsung Electronics Co. Ltd., Strike Price 591,508.05 KRW, Expires 8/11/09, Broker Goldman Sachs & Co.	(2,000)	(216,809)
Singapore Telecommunications Ltd., Strike Price 3.31 SGD, Expires 8/26/09, Broker Credit Suisse First Boston	(2,656,000)	(454,929)
Standard Chartered Plc, Strike Price 12.06 GBP, Expires 8/19/09, Broker Morgan Stanley & Co., Inc.	(31,200)	(112,549)
Standard Chartered Plc, Strike Price 12.96 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(89,400)	(211,013)
StatoilHydro ASA, Strike Price 133.56 NOK, Expires 8/26/09, Broker JPMorgan Chase Securities	(168,470)	(111,870)
Suncor Energy, Inc., Strike Price $46, Expires 8/04/09, Broker JPMorgan Chase Securities	(28,800)	(43)
Syngenta AG, Strike Price 260 CHF, Expires 8/18/09, Broker Deutsche Bank Securities	(12,600)	(20,292)
Syngenta AG, Strike Price 260 CHF, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(1,280)	(23,147)
Syngenta AG, Strike Price 265 CHF, Expires 8/19/09, Broker JPMorgan Chase Securities	(6,600)	(6,066)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price $10.20, Expires 8/28/09, Broker Morgan Stanley & Co., Inc.	(140,000)	(103,744)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price $10.34, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(138,000)	(69,678)
TCF Financial Corp., Strike Price $15.26, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(66,000)	(8,920)
Tesco Plc, Strike Price 3.76 GBP, Expires 8/26/09, Broker Credit Suisse First Boston	(121,000)	(7,567)

7	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Tesco Plc, Strike Price 3.88 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(242,000)	$(6,301)
ThyssenKrupp AG, Strike Price 20.22 EUR, Expires 9/02/09, Broker JPMorgan Chase Securities	(156,100)	(414,073)
Tokyo Electric Power Co., Inc. (The), Strike Price 2,504.10 JPY, Expires 8/10/09, Broker Deutsche Bank Securities	(122,000)	(2,451)
Total SA, Strike Price 39.67 EUR, Expires 8/05/09, Broker Citigroup Global Markets	(35,000)	(10,534)
Total SA, Strike Price 40 EUR, Expires 8/18/09, Broker Credit Suisse First Boston	(24,000)	(14,195)
Total SA, Strike Price 40.63 EUR, Expires 8/26/09, Broker Goldman Sachs & Co.	(54,900)	(30,694)
Toyota Motor Corp., Strike Price 3,835.85 JPY, Expires 9/15/09, Broker JPMorgan Chase Securities	(20,000)	(54,618)
Unibail-Rodamco SE - REIT, Strike Price 116.37 EUR, Expires 8/26/09, Broker Credit Suisse First Boston	(11,200)	(117,421)
Unicredit SpA, Strike Price 1.99 EUR, Expires 8/26/09, Broker Goldman Sachs & Co.	(999,653)	(148,423)
Unilever Plc, Strike Price 15.09 GBP, Expires 8/20/09, Broker UBS Securities LLC	(97,300)	(127,433)
Unilever Plc, Strike Price 15.33 GBP, Expires 8/06/09, Broker Citigroup Global Markets	(183,000)	(149,035)
United Overseas Bank, Strike Price 15.12 SGD, Expires 8/18/09, Broker Deutsche Bank Securities	(270,000)	(477,333)
Vivendi, Strike Price 18 EUR, Expires 8/20/09, Broker Morgan Stanley & Co., Inc.	(43,400)	(25,759)
Vivendi, Strike Price 18.50 EUR, Expires 8/21/09, Broker Goldman Sachs & Co.	(500)	(18,510)
Vodafone Group Plc - ADR, Strike Price $20.38, Expires 8/28/09, Broker Citigroup Global Markets	(20,000)	(12,346)
Vodafone Group Plc, Strike Price 1.21 GBP, Expires 8/06/09, Broker Citigroup Global Markets	(400,000)	(16,858)
Walt Disney Co. (The), Strike Price $25.12, Expires 9/11/09, Broker Citigroup Global Markets	(82,000)	(104,140)
Wartsila Oyj, Strike Price 24.73 EUR, Expires 8/06/09, Broker BNP Paribas	(60,600)	(81,313)
Wartsila Oyj, Strike Price 25.43 EUR, Expires 9/02/09, Broker Goldman Sachs & Co.	(31,500)	(70,722)
Woodside Petroleum Ltd., Strike Price 45 AUD, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(99,600)	(146,720)
Yara International ASA, Strike Price 188.53 NOK, Expires 8/19/09, Broker JPMorgan Chase Securities	(145,900)	(273,288)
Yum! Brands, Inc., Strike Price $36.10, Expires 11/20/09, Broker Deutsche Bank Securities	(80,000)	(156,096)
Zurich Financial Services AG, Strike Price 185.89 CHF, Expires 8/19/09, Broker Credit Suisse First Boston	(2,060)	(46,333)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
Zurich Financial Services AG, Strike Price 204.36 CHF, Expires 8/19/09, Broker Citigroup Global Markets	(4,800)	$(38,827)

Total Over-the-Counter Call Options Written		(24,178,050)

Over-the-Counter Put Options Written—(0.0)%
Chevron Corp., Strike Price $64.43, Expires 8/28/09, Broker Morgan Stanley & Co., Inc.	(51,000)	(42,160)
Exxon Mobil Corp., Strike Price $68, Expires 8/04/09, Broker Credit Suisse First Boston	(164,500)	(20,620)

Total Over-the-Counter Put Options Written		(62,780)

Total Options Written (Premiums Received $22,721,204)—(3.1)%		(39,976,537)

Total Investments Net of Outstanding Options Written—92.6%		1,174,757,950
Other Assets in Excess of Liabilities—7.4%		94,446,318

Net Assets—100.0%		$1,269,204,268

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,201,322,955

Gross unrealized appreciation	$76,539,923
Gross unrealized depreciation	(63,128,391)

Net unrealized appreciation	$13,411,532

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	53,325,635	$98,413
BlackRock Liquidity Series, LLC Money Market Series	(1,130,500)	$19,021

•	Foreign currency exchange contracts as of July 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	4,368,000	USD	4,086,826	Citigroup Global Markets	8/04/09	$722
EUR	421,000	USD	592,601	Citigroup Global Markets	8/04/09	7,453
EUR	31,000	USD	44,181	Citigroup Global Markets	8/04/09	3
USD	7,922,305	EUR	5,634,000	Citigroup Global Markets	8/03/09	(107,854)
USD	4,026,618	CHF	4,387,000	Citigroup Global Markets	8/03/09	(78,673)
USD	218,317	JPY	20,858,000	Citigroup Global Markets	8/03/09	(2,117)
USD	194,496	NOK	1,212,000	Citigroup Global Markets	8/03/09	(3,222)
USD	824,678	SGD	1,191,000	Citigroup Global Markets	8/03/09	(2,877)
USD	456,585	SEK	3,297,000	Citigroup Global Markets	8/04/09	(325)
USD	2,830,250	HKD	21,395,000	Citigroup Global Markets	8/04/09	(169)
USD	4,868,825	EUR	3,416,000	Citigroup Global Markets	8/05/09	(35)
USD	4,198,199	SEK	30,311,000	Citigroup Global Markets	8/04/09	(2,409)

Total						$(189,503)

JULY 31, 2009	8

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Australia	$1,668,440	$14,718,494	—	$16,386,934
Austria	—	4,963,965	—	4,963,965
Belgium	—	6,709,790	—	6,709,790
Bermuda	14,034,685	—	—	14,034,685
Brazil	17,799,686	—	—	17,799,686
Canada	54,880,715	—	—	54,880,715
Cayman Islands	6,124,980	—	—	6,124,980
China	—	21,764,686	—	21,764,686
Finland	—	13,909,649	—	13,909,649
France	—	51,265,023	—	51,265,023
Germany	—	46,385,959	—	46,385,959
Hong Kong	—	40,510,116	—	40,510,116
India	—	1,026,894	—	1,026,894
Indonesia	—	4,731,105	—	4,731,105
Israel	17,349,314	—	—	17,349,314
Italy	—	20,223,351	—	20,223,351
Japan	—	68,260,435	—	68,260,435
Luxembourg	14,243,008	—	—	14,243,008
Malaysia	—	755,341	—	755,341
Mexico	11,217,160	—	—	11,217,160
Netherlands	2,059,992	—	—	2,059,992
Norway	—	19,123,139	—	19,123,139
Philippines	6,162,390	—	—	6,162,390
Singapore	—	23,472,464	—	23,472,464
South Korea	—	1,589,778	—	1,589,778
Spain	—	9,624,711	—	9,624,711
Sweden	—	10,953,180	—	10,953,180
Switzerland	8,929,523	29,412,066	—	38,341,589
Taiwan	4,880,381	824,709	—	5,705,090
Thailand	—	2,882,606	—	2,882,606
United Kingdom	4,636,998	97,235,294	—	101,872,292
United States	507,078,825	—	—	507,078,825
Short-Term Securities	53,325,635	—	—	53,325,635

Total	$724,391,732	$490,342,755	—	$1,214,734,487

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	$(15,735,707)
Level 2	$8,178	(24,438,511)
Level 3	—	—

Total	$8,178	$(40,174,218)

1

Other financial instruments are options written and foreign currency exchange contracts. Options written are shown at market value and foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

KEY TO ABBREVIATIONS

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— US Dollar

9	JULY 31, 2009

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Opportunities Equity Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Global Opportunities Equity Trust

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Global Opportunities Equity Trust

Date: September 22, 2009